Investment in Films and Television Programs - Summary of Company's Investments in Films and Television Programs (Parenthetical) (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Schedule of Investments [Line Items]
Unamortized Film Cost					$ 532.5
Production Tax Credits Reduced Total Investment In Films And Television Programs					112.2	$ 181.2
Film, Monetized on Its Own, Amortization Expense					70.6	84.3
LIONS GATE ENTERTAINMENT CORP [Member]
Schedule of Investments [Line Items]
Unamortized Film Cost					532.5
Production Tax Credits Reduced Total Investment In Films And Television Programs					112.2	181.2
Film, Monetized on Its Own, Amortization Expense	$ 286.0	$ 214.2	$ 797.6	$ 618.6	$ 907.1	$ 951.2	$ 887.3